Subsequent events	6 Months Ended
Dec. 31, 2025
Subsequent events [Abstract]
Subsequent events

15. Subsequent events

On February 27, 2026, the Company held an extraordinary general meeting (the “2026 EGM”), during which the shareholders approved an ordinary resolution to increase the Company’s authorized share capital from US$50,000, divided into 500,000,000 shares of a par value of US$0.0001 each, to US$100,000, divided into 1,000,000,000 shares of a par value of US$0.0001 each.

On March 2, 2026, the Company entered into securities purchase agreements (the “Purchase Agreements”) with ten purchasers (the “Purchasers”) for a private investment in public equity (“PIPE”) transaction in reliance on Regulation S under the Securities Act of 1933, as amended. Pursuant to the Purchase Agreements, the Company agreed to issue and sell to the Purchasers an aggregate of 60,000,000 ordinary shares, par value US$0.0001 per share, at a purchase price of US$0.086 per share, for gross proceeds of US$5.16 million. The PIPE transaction was closed on March 18, 2026. As of the date of these unaudited condensed consolidated financial statements, all proceeds from the PIPE transaction have been received.